Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 76,066	$ 10,926	¥ 99,475
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	74,664	10,725	88,158
Wanjia Win-Win
Related Party Transaction [Line Items]
Deferred revenue from related parties			1,006
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 1,402	$ 201	¥ 10,311